Income taxes (Details 2) ₨ in Millions, $ in Millions			12 Months Ended
	Apr. 01, 2020	Apr. 01, 2017	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before income taxes			₨ 32,298	$ 426	₨ 26,413	₨ 18,032
Enacted tax rate in India			34.94%	34.94%	34.94%	34.94%
Computed expected tax expense			₨ 11,285		₨ 9,229	₨ 6,301
Effect of:
Differences between Indian and foreign tax rates			(427)		810	3,385
Unrecognized deferred tax assets/(recognition of previously unrecognized deferred tax assets, net)			97		1,220	(6,478)
Expenses not deductible for tax purposes			208		230	155
Income exempt from income taxes			(1,619)		(1,807)	(1,029)
Foreign exchange differences			(55)		(18)	(64)
Incremental deduction allowed for research and development costs			0		0	(1,241)
Tax expense on distributed/undistributed earnings of subsidiary outside India			(220)		0	254
Income from sale of capital assets			(305)		0	(2,620)
Effect of change in tax rate			0		(333)	(37)
Others			(234)		(156)	(92)
Income tax expense/(benefit)			₨ 8,730	$ 115	₨ 9,175	₨ (1,466)
Effective tax rate			27.00%	27.00%	35.00%	(8.00%)
Bottom of range [member]
Effect of:
Effective tax rate	100.00%	150.00%
Top of range [member]
Effect of:
Effective tax rate	150.00%	200.00%